The Blanchard Group of Funds
Blanchard Global Growth Fund
Blanchard Precious Metals Fund,Inc.
Blanchard 100% Treasury Money Market Fund
Blanchard Short-Term Global Income Fund
Blanchard American Equity Fund
Blanchard Flexible Income Fund
Blanchard Short-Term Flexible Income Fund
Blanchard Flexible Tax-Free Bond Fund
Blanchard Worldwide Emerging Markets Fund

Supplement to the Prospectus dated August 7, 1995


1. Under the section entitled "How to Invest" on page 32 please delete the second and third sentences and replace with the following:

"You may also purchase shares from broker-dealers who have entered into a dealer agreement with the Distributor at net asset value, which is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange. If your order is received after the above time, your shares will be purchased at the net asset value on the next business day."

2. Under the section entitled "Purchases By Mail" on page 33 please delete the first paragraph and replace with the following:

"To purchase shares of a Fund by mail, simply send a completed Application (included with this Prospectus or obtainable from the Fund), to the Blanchard Group of Funds, P.O. Box 8612, Boston, MA 02266-8612, together with a check payable to the Blanchard Group of Funds in payment for the shares. If you need assistance in completing the application, call 1-800-829-3863."
3. Under the section entitled "Purchases By Mail" on page 33 please delete the third paragraph and replace with the following:

"Orders by mail are considered received after payment by check is converted into Federal funds. This is generally the next business day after the Transfer Agent receives the check."

4. Under the section entitled "Purchases By Mail" on page 33 please delete the second paragraph and replace with the following:

"You should instruct your bank to wire Federal funds to: State Street Bank and Trust Company, ABA #011000028, DDA #0627-975-6, Boston, MA, indicating the name of the Fund, your account number and the account registration."

5. Please delete the section entitled "Electronic Funds Transfers (EFT)" which begins on page 33, and replace with the following:

"By Telephone. This service allows you to purchase additional shares quickly and conveniently through an electronic transfer of money. When you make an additional purchase by telephone, Blanchard will automatically debit your predesignated bank account for the desired amount. To establish the telephone purchase option on your new account you must complete the section on the application and attach a "voided" check from your bank account. If your account is already established, please call 1-800-829-3863 to request the appropriate form. This option will become effective 15 calendar days after the form is processed."

6. Under the section entitled "Automatic Withdrawal Plan" on page 34 please delete the first sentence of the second paragraph and replace with the following:

"Your specified withdrawal payments are made monthly or quarterly in any amount you choose, but not less than $100 per month or $300 quarterly."

7. Under the section entitled "Exchange Privilege" on page 35 please delete the first paragraph and replace with the following:

"You may exchange your Fund shares for shares of another Fund in the Blanchard Group of Funds or for Investment Shares of the Virtus Funds' money market portfolios, which consist of The Money Market Fund, The Treasury Money Market Fund and The Tax-Free Money Market Fund, on the basis of relative net asset values per share at the time of exchange. No fees are charged when you exchange from one Fund to another within the Blanchard Group of Funds or into one of the above mentioned portfolios of the Virtus Funds. Before making an exchange, you should read the Prospectus concerning the participating Fund into which your exchange is being made."

8. Under the section entitled "Exchange Privilege" on page 35 please delete the sixth paragraph and replace with the following:

"Check-Writing Privilege. If you are a shareholder of Blanchard Short-Term Global Income Fund, Blanchard Flexible Income Fund, Blanchard Short-Term Flexible Income Fund (formerly Blanchard Short-Term Bond Fund), or Blanchard 100% Treasury Money Market Fund (other than IRAs, Keoghs and other qualified pension plan shareholders), you may elect a service which allows you to write an unlimited number of checks in any amount of $250 or more which will clear through the Transfer Agent. There is no charge for this service for regular checks; special checkbooks are assessed a $60 check printing fee. If the amount of your check is less than $250 the check will be cleared but you will be assessed a $10 charge. If the check exceeds the value of the shares in your account, your check will be returned and a $10 fee deducted from your account. You may not use the Check-Writing Privilege to close out your account as you will not be able to ascertain the exact account balance of your account on the date your check clears. To close out your account completely, you should use the telephone or mail redemption procedures described below. Stop orders may be placed on checks for a fee of $10. For further information on this service, please call Investors' Services at 1-800-829-3863."

9. Under the section entitled "By Telephone" on page 36 please delete the first sentence and replace with the following:

"You may redeem your shares by telephone by calling 1-800-829-3863, prior to 4:00 p.m. Eastern time."

10. Under the section entitled "By Mail" on page 36 please delete the first sentence and replace with the following:

"All other redemption requests should be made in writing to the Blanchard Group of Funds, P.O. Box 8612, Boston, MA 02266-8612."

11. Under the section entitled "General Information" on page 37 please delete the first sentence and replace with the following:

"Your redemption request becomes effective when it is received in proper form by the Funds' Transfer Agent prior to 4:00 p.m. Eastern time or your redemption will occur on the following business day."

12. Under the section entitled "General Information" on page 37 please delete the third sentence and replace with the following:

"However, we may delay the forwarding of redemption proceeds on shares which were recently purchased until the purchase check has cleared, which may take up to 7 calendar days or more."

13. Please delete the section entitled "Custodian, Transfer Agent and Dividend Disbursing Agent" on page 43 and replace with the following:
"Custodian. Signet Trust Company, Richmond, Virginia, is custodian for the securities and cash of the Funds. Under the Custodian Agreement, Signet Trust Company holds the Funds' portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties.

Transfer Agent and Dividend Disbursing Agent. Federated Services Company, Pittsburgh, Pennsylvania, is transfer agent for the Funds and dividend disbursing agent for the Funds."

                                                                October 18, 1995


FEDERATED SECURITIES CORP.

Distributor
A subsidiary of FEDERATED INVESTORS
FEDERATED INVESTORS TOWER
PITTSBURGH, PA  15222-3779

093265106      093212306
093254100      093212405
093215101      093212603
093265205      093212702
093212207
G01335-16 (10/95)



THE BLANCHARD GROUP OF FUNDS

Blanchard Global Growth Fund
Blanchard Precious Metals Fund, Inc.
Blanchard 100% Treasury Money Market Fund
Blanchard Short-Term Global Income Fund
Blanchard American Equity Fund
Blanchard Flexible Income Fund
Blanchard Short-Term Flexible Income Fund
Blanchard Flexible Tax-Free Bond Fund
Blanchard Worldwide Emerging Markets Fund
Supplement to Statements of Additional Information dated August 7, 1995

1. On page one of the Statement of Additional Information, please change the Custodian to the following:

"Signet Trust Company"

2. On page one of the Statement of Additional Information, please change the Transfer Agent to the following:

"Federated Services Company"

3. Please insert the following section directly before the section entitled "Administrative Services":

"Custodian

Signet Trust Company is custodian for the securities and cash of the Funds. Under the Custodian Agreement, Signet Trust Company holds the Funds' portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. The custodian receives a fee at an annual rate of
 .05 of 1% on the first $10 million of average net assets of each of the six respective portfolios and .025 of 1% on average net assets in excess of $10 million. There is a $20 fee imposed on each transaction. The custodian fee received during any fiscal year should be at least $1,000 per Fund"

October 18, 1995

FEDERATED SECURITIES CORP.

Distributor
A subsidiary of FEDERATED INVESTORS
FEDERATED INVESTORS TOWER
PITTSBURGH, PA  15222-3779

093265106      093212306
093254100      093212405
093215101      093212603
093265205      093212702
093212207